March 1, 2022

VIA EDGAR

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE:	Griffin Institutional Access Credit Fund, File Nos. 333-211845

Ladies and Gentlemen:

On behalf of Griffin Institutional Access Credit Fund (the "Trust"), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, a post-effective amendment to its Registration Statement on Form N-2 pursuant to Rule 486(a) of the Securities Act of 1933, as amended (the “Amendment”). The Amendment is being filed to make updates to the Trust’s investment strategy and other conforming changes.

If you have any questions concerning this filing, please contact Terrence Davis at 678.533.7338.

Sincerely,

/s/ Greenberg Traurig, LLP

Greenberg Traurig, LLP

GREENBERG TRAURIG, LLP ■ ATTORNEYS AT LAW ■ WWW.GTLAW.COM

2200 Ross Avenue, Suite 5200 ■ Dallas, TX ■ Tel 214.665.3685